UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Strategic Financial Services
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-____________         ________________________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total: $240,777
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name

  ____   28-____________         ______________________________
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     2049 60784.000 SH      Sole                60784.000
Abbott Laboratories            COM              002824100     1963 29964.000 SH      Sole                29964.000
Air Products & Chemicals       COM              009158106     1446 17207.000 SH      Sole                17207.000
Apache Corp.                   COM              037411105     2341 29819.000 SH      Sole                29819.000
Apple Inc.                     COM              037833100     7622 14323.000 SH      Sole                14323.000
Bank of America Corp.          COM              060505104      273 23537.000 SH      Sole                23537.000
Baxter International Inc.      COM              071813109     2001 30025.000 SH      Sole                30025.000
Becton Dickinson & Co.         COM              075887109     1592 20365.000 SH      Sole                20365.000
BlackRock, Inc.                COM              09247X101     1807 8740.000 SH       Sole                 8740.000
Boeing Co.                     COM              097023105     2355 31252.000 SH      Sole                31252.000
Carters Inc.                   COM              146229109     1627 29235.000 SH      Sole                29235.000
Caterpillar Inc.               COM              149123101     1798 20067.000 SH      Sole                20067.000
Chevron Corp.                  COM              166764100     3128 28928.000 SH      Sole                28928.000
Coach Inc.                     COM              189754104     1712 30845.000 SH      Sole                30845.000
Coca Cola Co.                  COM              191216100     1732 47784.000 SH      Sole                47784.000
Cognizant Technology Solutions COM              192446102     2574 34840.000 SH      Sole                34840.000
Colgate Palmolive Co.          COM              194162103     6093 58287.000 SH      Sole                58287.000
Community Bank System, Inc.    COM              203607106      271 9919.000 SH       Sole                 9919.000
Conmed Corp.                   COM              207410101      116 4135.000 SH       Sole                 4135.000
ConocoPhillips                 COM              20825C104      137 2368.000 SH       Sole                 2368.000
Covidien PLC                   COM              G2554F113     2258 39099.000 SH      Sole                39099.000
Dollar Tree, Inc.              COM              256746108     1382 34085.000 SH      Sole                34085.000
DuPont de Nemours              COM              263534109     1826 40595.000 SH      Sole                40595.000
EMC Corp.                      COM              268648102     2327 91995.000 SH      Sole                91995.000
Eastern Insurance Holdings, In COM              276534104     1565 91627.000 SH      Sole                91627.000
Eaton Corporation PLC          COM              G29183103     1486 27423.000 SH      Sole                27423.000
Enquest PLC                    COM              B635TG906      141 69950.000 SH      Sole                69950.000
Exxon Mobil Corp.              COM              30231G102     3169 36617.000 SH      Sole                36617.000
Family Dollar Stores, Inc.     COM              307000109     1688 26614.000 SH      Sole                26614.000
GNC Holdings Inc.              COM              36191G107     2023 60785.000 SH      Sole                60785.000
General Electric Co.           COM              369604103      769 36641.000 SH      Sole                36641.000
General Mills                  COM              370334104     2619 64788.000 SH      Sole                64788.000
Gold Standard Ventures Corp.   COM              380738104       99 75000.000 SH      Sole                75000.000
Google, Inc.                   COM              38259P508     2921 4130.000 SH       Sole                 4130.000
HSBC Holdings PLC ADR          COM              404280406     1345 25335.000 SH      Sole                25335.000
Halliburton Co.                COM              406216101     1065 30705.000 SH      Sole                30705.000
Harman International Industrie COM              413086109     1252 28045.000 SH      Sole                28045.000
Hologic Inc.                   COM              436440101     1874 93635.000 SH      Sole                93635.000
Honeywell International Inc.   COM              438516106     1890 29775.000 SH      Sole                29775.000
Intel Corp.                    COM              458140100     2006 97305.000 SH      Sole                97305.000
International Business Machine COM              459200101     3128 16331.000 SH      Sole                16331.000
J M Smucker Co.                COM              832696405     1143 13254.000 SH      Sole                13254.000
JP Morgan Chase & Co.          COM              46625H100     2791 63477.000 SH      Sole                63477.000
Johnson & Johnson              COM              478160104     2736 39032.000 SH      Sole                39032.000
Johnson Controls Inc.          COM              478366107      973 31731.000 SH      Sole                31731.000
KeyCorp                        COM              493267108      135 16067.000 SH      Sole                16067.000
Life Time Fitness Inc.         COM              53217R207     1524 30965.000 SH      Sole                30965.000
M&T Bank Corp.                 COM              55261F104     4169 42336.000 SH      Sole                42336.000
Mattel, Inc.                   COM              577081102     1131 30885.000 SH      Sole                30885.000
McCormick & Co. Inc.           COM              579780206      834 13123.000 SH      Sole                13123.000
McDonalds Corp.                COM              580135101     1973 22365.000 SH      Sole                22365.000
McKesson Corp.                 COM              58155Q103     3703 38195.000 SH      Sole                38195.000
Medtronic, Inc.                COM              585055106     1316 32080.000 SH      Sole                32080.000
Microsoft Corp.                COM              594918104     3973 148730.000 SH     Sole               148730.000
Mondelez International, Inc.   COM              609207105     1664 65372.000 SH      Sole                65372.000
Mosaic Co.                     COM              61945C103     1389 24530.000 SH      Sole                24530.000
NBT Bancorp Inc.               COM              628778102      223 11003.000 SH      Sole                11003.000
NextEra Energy, Inc. (Formerly COM              65339f101     1922 27785.000 SH      Sole                27785.000
Nike Inc.                      COM              654106103     2610 50576.000 SH      Sole                50576.000
Norfolk Southern               COM              655844108     1380 22315.000 SH      Sole                22315.000
Northern Superior Resources In COM              665804100        2 20000.000 SH      Sole                20000.000
Occidental Petroleum Corp.     COM              674599105     1332 17390.000 SH      Sole                17390.000
Oracle Corp.                   COM              68389X105     1982 59480.000 SH      Sole                59480.000
PPG Industries Inc.            COM              693506107     1814 13405.000 SH      Sole                13405.000
PPL Corporation                COM              69351T106     2137 74650.000 SH      Sole                74650.000
Pepsico Inc.                   COM              713448108     1923 28107.000 SH      Sole                28107.000
Pfizer Inc.                    COM              717081103      279 11136.000 SH      Sole                11136.000
Phillips 66                    COM              718546104      742 13968.500 SH      Sole                13968.500
Priceline.com Inc.             COM              741503403     2382 3840.000 SH       Sole                 3840.000
Procter & Gamble Co.           COM              742718109     2166 31899.000 SH      Sole                31899.000
QUALCOMM, Inc.                 COM              747525103     3170 51239.000 SH      Sole                51239.000
Rayonier Inc.                  COM              754907103     1636 31568.000 SH      Sole                31568.000
Raytheon Co.                   COM              755111507     1795 31180.000 SH      Sole                31180.000
Sanofi-Aventis ADR             COM              80105N105     1262 26635.000 SH      Sole                26635.000
Schlumberger Ltd.              COM              806857108     1085 15661.000 SH      Sole                15661.000
Searchlight Minerals           COM              812224202       30 50000.000 SH      Sole                50000.000
Sirona Dental Systems Inc.     COM              82966C103     1143 17725.000 SH      Sole                17725.000
Spectra Energy                 COM              847560109     1375 50230.000 SH      Sole                50230.000
T. Rowe Price Group Inc.       COM              74144T108     2122 32595.000 SH      Sole                32595.000
Teva Pharmaceutical ADR        COM              881624209     1516 40602.000 SH      Sole                40602.000
The Bank of New York Mellon Co COM              064058100     2018 78539.000 SH      Sole                78539.000
Tiffany & Co.                  COM              886547108     1219 21255.000 SH      Sole                21255.000
Total ADR                      COM              89151E109     2673 51390.000 SH      Sole                51390.000
Triumph Group, Inc.            COM              896818101     2365 36215.000 SH      Sole                36215.000
Tupperware Brands Corporation  COM              899896104     1847 28818.000 SH      Sole                28818.000
Unilever PLC ADR               COM              904767704     1166 30110.000 SH      Sole                30110.000
United Technologies Corp.      COM              913017109     2007 24467.000 SH      Sole                24467.000
VF Corp.                       COM              918204108     1351 8950.000 SH       Sole                 8950.000
Ventas Inc.                    COM              92276F100     1822 28155.000 SH      Sole                28155.000
Verizon Communications Inc.    COM              92343V104     2072 47885.000 SH      Sole                47885.000
Visa Inc.                      COM              92826C839     1921 12672.000 SH      Sole                12672.000
Waste Management Inc.          COM              94106L109     1237 36670.000 SH      Sole                36670.000
WellPoint Inc.                 COM              94973V107     1665 27335.000 SH      Sole                27335.000
Wisconsin Energy               COM              976657106     2192 59475.000 SH      Sole                59475.000
Xylem Inc.                     COM              98419M100     1508 55655.000 SH      Sole                55655.000
Yum Brands Inc.                COM              988498101     1449 21816.000 SH      Sole                21816.000
PowerShares DB Commodity Index                  73935S105     4084 147020.000 SH     Sole               147020.000
S&P 400 Mid-Cap Depository Rec                  78467Y107    10585 57000.000 SH      Sole                57000.000
SPDR Gold Trust                                 78463V107     6124 37797.000 SH      Sole                37797.000
SPDR S&P China                                  78463X400     3087 41660.000 SH      Sole                41660.000
Vanguard Dividend Appreciation                  921908844     5524 92723.000 SH      Sole                92723.000
Vanguard FTSE All-World ex-US                   922042775     4998 109235.000 SH     Sole               109235.000
Vanguard FTSE Emerging Markets                  922042858     7516 168790.000 SH     Sole               168790.000
Vanguard REIT Index                             922908553     4597 69865.000 SH      Sole                69865.000
iShares MSCI EAFE Index Fund                    464287465     9359 164591.000 SH     Sole               164591.000
iShares MSCI Emerging Markets                   464287234     4198 94645.000 SH      Sole                94645.000
iShares Russell 1000 Growth In                  464287614     1279 19530.000 SH      Sole                19530.000
iShares Russell 2000 Index                      464287655     5962 70706.000 SH      Sole                70706.000